Annual Fund Operating Expenses	Mar. 31, 2025
Allspring Innovation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Allspring Innovation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.21%	[1]
Allspring Precious Metals Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Allspring Precious Metals Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.09%	[2]
Allspring Precious Metals Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.84%	[2]
Allspring Utility and Telecommunications Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Allspring Utility and Telecommunications Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.03%	[3]

[1]	The Manager has contractually committed through July 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Class A and at 1.84% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Manager has contractually committed through July 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.03% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.